Label	Element	Value
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)